Business Combinations Percentage of Businesses Acquired (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 01, 2012	Aug. 01, 2012
Accounts receivable	$ 7,514
Inventories	23,723
Other current assets	217
Property	1,090
Intangibles	19,814
Goodwill	24,324	8,403
Total assets acquired	76,682
Accounts payable	1,867
Other current liabilities	6,192
Net assets acquired	68,623
Purchase Price	68,623	18,493	35,072
NetTangibleAssetsAcquired		1,549	8,417
GoodwillandIntagibles Acquired		16,944	26,655
Business Acquisition, Percentage of Voting Interests Acquired				100.00%	100.00%
Acquisition Holdback Payable	$ 1,015	$ 3,738	$ 2,792